Acquisitions and Divestitures - Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	$ 16	$ 2,914	$ 94
Accounts receivable		103
Inventory		102
Other current assets		12
Property, plant and equipment		171
Purchased finite-lived intangible assets	4	1,000	34
Purchased indefinite-lived intangible assets		520
Purchased goodwill	14	2,495
Accounts payable and other liabilities, net of other assets		(232)
Interest bearing debt		(766)
Deferred tax asset/(liability)		(471)
Net assets acquired		2,914
Supplemental information:
Cash paid		2,949
Cash Acquired from Acquisition		35
Purchase price paid for business combinations (net of cash acquired)	$ 16	2,914	$ 94
Number of business combinations completed | item			1
Indefinite lived tradenames years in existence	55 years
Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		755
Patents
Business Acquisitions Information
Purchased finite-lived intangible assets		62
Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		128
Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets		33
Other amortizable intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		$ 2
Maximum
Business Acquisitions Information
Intangible assets useful life	20 years	20 years	10 years
Minimum
Business Acquisitions Information
Intangible assets useful life	2 years	2 years	3 years
Weighted Average [Member]
Business Acquisitions Information
Intangible assets useful life	8 years	14 years	6 years
Weighted Average [Member] | Customer related intangible assets
Business Acquisitions Information
Intangible assets useful life		16 years
Weighted Average [Member] | Patents
Business Acquisitions Information
Intangible assets useful life		7 years
Weighted Average [Member] | Other technology-based intangible assets
Business Acquisitions Information
Intangible assets useful life		7 years
Weighted Average [Member] | Definite-lived tradenames
Business Acquisitions Information
Intangible assets useful life		16 years
Weighted Average [Member] | Other amortizable intangible assets
Business Acquisitions Information
Intangible assets useful life		4 years
Capital Safety
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)		$ 1,724
Accounts receivable		66
Inventory		63
Other current assets		10
Property, plant and equipment		36
Purchased indefinite-lived intangible assets		520
Purchased goodwill		1,764
Accounts payable and other liabilities, net of other assets		(105)
Interest bearing debt		(766)
Deferred tax asset/(liability)		(464)
Net assets acquired		1,724
Supplemental information:
Cash paid		1,758
Cash Acquired from Acquisition		34
Adjustments to the preliminary purchase price allocations within the allocation period primarily related to contingent liabilities and certain tax-related items	$ 35
Purchase price paid for business combinations (net of cash acquired)		1,724
Capital Safety | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		445
Capital Safety | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets		44
Capital Safety | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		85
Capital Safety | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets		26
Polypore Separations Media
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)		1,037
Accounts receivable		30
Inventory		35
Other current assets		1
Property, plant and equipment		128
Purchased goodwill		636
Accounts payable and other liabilities, net of other assets		(122)
Net assets acquired		1,037
Supplemental information:
Cash paid		1,037
Purchase price paid for business combinations (net of cash acquired)		1,037
Polypore Separations Media | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		270
Polypore Separations Media | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets		11
Polypore Separations Media | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		42
Polypore Separations Media | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets		6
Other Acquisitions
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)		153
Accounts receivable		7
Inventory		4
Other current assets		1
Property, plant and equipment		7
Purchased goodwill		95
Accounts payable and other liabilities, net of other assets		(5)
Deferred tax asset/(liability)		(7)
Net assets acquired		153
Supplemental information:
Cash paid		154
Cash Acquired from Acquisition		1
Purchase price paid for business combinations (net of cash acquired)		153
Other Acquisitions | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		40
Other Acquisitions | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets		7
Other Acquisitions | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		1
Other Acquisitions | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets		1
Other Acquisitions | Other amortizable intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets		$ 2